Exhibit 99.1

Noteholders Report

Crusade Global Trust No.2 of 2006

Record/Determination Date: 13 November 2006

Payment Date: 15 November 2006

(Quarter-end Distribution)

Payments This Period

	FV Outstanding at Beginning of Coupon Period	Principal Payments	FV Outstanding at End of Coupon Period	Bond Factor	Coupon Rate	Coupon Payments	Charge Offs
Class A-1 Notes (USD)	1,200,000,000.00	28,538,461.94	1,171,461,538.06	97.621795%	5.41379%	9,925,281.67	0.00
A-2 Notes (EUR)	450,000,000.00	10,701,923.23	439,298,076.77	97.621795%	3.33300%	2,291,437.50	0.00
Class A-3 Class Notes (AUD)	600,000,000.00	14,269,230.97	585,730,769.03	97.621795%	6.32330%	5,716,956.16	0.00
Class B Notes (AUD)	53,200,000.00	0.00	53,200,000.00	100.000000%	6.38330%	511,713.31	0.00
Class C Notes (AUD)	24,300,000.00	0.00	24,300,000.00	100.000000%	6.48330%	237,395.35	0.00

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Notional Stated Amount
Class A-1 Notes (USD)	Carryover amounts paid this period. See summary above.			0.00	1,171,461,538.06
Class A-2 Notes (EUR)	Carryover amounts paid this period. See summary above.			0.00	439,298,076.77
Class B Notes (AUD)	Carryover amounts paid this period. See summary above.			0.00	53,200,000.00
Class C Notes (AUD)	Carryover amounts paid this period. See summary above.			0.00	24,300,000.00

*Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in November, February, May and August.

Payment Summary

Principal Collections This Month	AUD
Scheduled Principal Payments	4,620,862.45
Unscheduled Principal Payments	82,646,805.81
Redraws	2,909,213.93

Principal Collections	84,358,454.33

Total Available Principal This Month	AUD
Principal Collections	84,358,454.33
Principal Charge Offs	0.00
Principal Draws	(14,036,318.41)
Payback of Principal Draws	0.00
Total Available Principal	70,322,135.92

Trust Expenses This Month
Accrued Interest Adjustment (St.George Bank Ltd)	8,720,981.41
Miscellaneous Expenses	0.00
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	0.00
Servicing Fee (St.George Bank Ltd)	1,111,487.06
Managers Fee (Crusade Management Ltd)	333,446.11
Custodian Fee (St.George Custodial Pty Ltd)	55,574.35
Standby Basis Swap Fee (St.George Bank Ltd)	2,000.00
Standby Interest Rate Swap Fee (St.George Bank Ltd)	29,706.78
Total Trust Expenses	10,253,195.71

Total Available Funds This Month	AUD
Available Income	25,238,023.62
Payment Shortfall	-14,036,318.41
Principal Draws	14,036,318.41
Payback of Principal Draws	0.00
Liquidity Draw	0.00
Total Available Funds	25,238,023.62

Outstanding Principal Draws	14,036,318.41

Redraw, Liquidity Reserve & Excess Income Information	AUD
Redraw Shortfall	0.00
Redraw Carryover Charge Offs	0.00
Liquidity Reserve Beginning Balance	27,309,973.70
Liquidity Reserve Ending Balance	27,309,973.70

Collateral Data

Pool Summary as at 31 October 2006
Outstanding Balance - Variable Rate Housing Loans (A$)	2,050,508,740
Outstanding Balance - Fixed Rate Housing Loans (A$)	872,264,354
Total Outstanding Balance (A$)	2,922,773,094
Number of Loans Beginning of Period	12,135
Number of Loans End of Period	11,885
Weighed Average Interest Rate	7.0922%
Weighted Average Current LVR	65.40%
Average Loan Size	245,921
Weighted Average Seasoning	17 mths
Weighted Average Term to Maturity	324 mths

Arrears
31 - 60 days
No.of Loans	58
Balance (A$)	10,479,762
% of Period Pool Balance	0.36%
61 - 90 days
No.of Loans	6
Balance (A$)	2,154,907
% of Period Pool Balance	0.07%
91 - 120 days
No.of Loans	0
Balance (A$)	0
% of Period Pool Balance	0.00%
121 + days
No.of Loans	0
Balance (A$)	0
% of Period Pool Balance	0.00%

Foreclosures
Defaults	Nil
Number of Foreclosures	Nil
Balance (A$) Foreclosures	Nil

Loss and Recovery Data
Losses	Nil
LMI Claims To Date	Nil

CPR
August 2006	N/A
September 2006	N/A
October 2006	17.03%